Distribution Date:	11/18/22	Benchmark 2020-B16 Mortgage Trust
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2020-B16
October 2022 Servicer Revision Notice
The September 2022 revision affected the accumulated shortfalls for the October 2022 cycle.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	14-15		Michael Tilden	(913) 317-4372
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 230-9025
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Directing Holder	ECMBS LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161NAA5	1.927000%	4,592,000.00	3,097,148.11	47,335.65	4,973.50	0.00	0.00	52,309.15	3,049,812.46	30.05%	30.00%
A-2	08161NAB3	2.878000%	10,098,000.00	10,098,000.00	0.00	24,218.37	0.00	0.00	24,218.37	10,098,000.00	30.05%	30.00%
A-3	08161NAC1	2.475000%	40,849,000.00	40,849,000.00	0.00	84,251.06	0.00	0.00	84,251.06	40,849,000.00	30.05%	30.00%
A-SB	08161NAD9	2.700000%	9,800,000.00	9,800,000.00	0.00	22,050.00	0.00	0.00	22,050.00	9,800,000.00	30.05%	30.00%
A-4	08161NAE7	2.483000%	221,000,000.00	221,000,000.00	0.00	457,285.83	0.00	0.00	457,285.83	221,000,000.00	30.05%	30.00%
A-5	08161NAF4	2.732000%	311,560,000.00	311,560,000.00	0.00	709,318.27	0.00	0.00	709,318.27	311,560,000.00	30.05%	30.00%
A-M	08161NAH0	2.944000%	93,955,000.00	93,955,000.00	0.00	230,502.93	0.00	0.00	230,502.93	93,955,000.00	19.03%	19.00%
B	08161NAJ6	3.176000%	36,301,000.00	36,301,000.00	0.00	96,076.65	0.00	0.00	96,076.65	36,301,000.00	14.78%	14.75%
C	08161NAK3	3.654569%	34,166,000.00	34,166,000.00	0.00	104,051.66	0.00	0.00	104,051.66	34,166,000.00	10.77%	10.75%
D	08161NAW7	2.500000%	23,489,000.00	23,489,000.00	0.00	48,935.42	0.00	0.00	48,935.42	23,489,000.00	8.01%	8.00%
E	08161NAY3	2.500000%	17,083,000.00	17,083,000.00	0.00	35,589.58	0.00	0.00	35,589.58	17,083,000.00	6.01%	6.00%
F	08161NBA4	2.209569%	16,015,000.00	16,015,000.00	0.00	29,488.54	0.00	0.00	29,488.54	16,015,000.00	4.13%	4.13%
G	08161NBC0	2.209569%	8,541,000.00	8,541,000.00	0.00	15,726.61	0.00	0.00	15,726.61	8,541,000.00	3.13%	3.13%
H*	08161NBE6	2.209569%	26,692,872.00	26,692,872.00	0.00	66,454.28	0.00	0.00	66,454.28	26,692,872.00	0.00%	0.00%
R	08161NBG1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	08161NBH9	3.709569%	44,955,000.00	44,876,323.30	2,491.36	139,637.27	0.00	0.00	142,128.63	44,873,831.94	0.00%	0.00%
Regular SubTotal			899,096,872.00	897,523,343.41	49,827.01	2,068,559.97	0.00	0.00	2,118,386.98	897,473,516.40

X-A	08161NAG2	1.045564%	691,854,000.00	690,359,148.11	0.00	601,512.26	0.00	0.00	601,512.26	690,311,812.46
X-B	08161NAL1	0.301534%	70,467,000.00	70,467,000.00	0.00	17,706.84	0.00	0.00	17,706.84	70,467,000.00
X-D	08161NAN7	1.209569%	40,572,000.00	40,572,000.00	0.00	40,895.52	0.00	0.00	40,895.52	40,572,000.00
X-F	08161NAQ0	1.500000%	16,015,000.00	16,015,000.00	0.00	20,018.75	0.00	0.00	20,018.75	16,015,000.00
X-G	08161NAS6	1.500000%	8,541,000.00	8,541,000.00	0.00	10,676.25	0.00	0.00	10,676.25	8,541,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08161NAU1	1.500000%	26,692,872.00	26,692,872.00	0.00	33,366.09	0.00	0.00	33,366.09	26,692,872.00
Notional SubTotal			854,141,872.00	852,647,020.11	0.00	724,175.71	0.00	0.00	724,175.71	852,599,684.46

Deal Distribution Total					49,827.01	2,792,735.68	0.00	0.00	2,842,562.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161NAA5	674.46605183	10.30828615	1.08307927	0.00000000	0.00000000	0.00000000	0.00000000	11.39136542	664.15776568
A-2	08161NAB3	1,000.00000000	0.00000000	2.39833333	0.00000000	0.00000000	0.00000000	0.00000000	2.39833333	1,000.00000000
A-3	08161NAC1	1,000.00000000	0.00000000	2.06249994	0.00000000	0.00000000	0.00000000	0.00000000	2.06249994	1,000.00000000
A-SB	08161NAD9	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
A-4	08161NAE7	1,000.00000000	0.00000000	2.06916665	0.00000000	0.00000000	0.00000000	0.00000000	2.06916665	1,000.00000000
A-5	08161NAF4	1,000.00000000	0.00000000	2.27666668	0.00000000	0.00000000	0.00000000	0.00000000	2.27666668	1,000.00000000
A-M	08161NAH0	1,000.00000000	0.00000000	2.45333330	0.00000000	0.00000000	0.00000000	0.00000000	2.45333330	1,000.00000000
B	08161NAJ6	1,000.00000000	0.00000000	2.64666676	0.00000000	0.00000000	0.00000000	0.00000000	2.64666676	1,000.00000000
C	08161NAK3	1,000.00000000	0.00000000	3.04547386	0.00000000	0.00000000	0.00000000	0.00000000	3.04547386	1,000.00000000
D	08161NAW7	1,000.00000000	0.00000000	2.08333348	0.00000000	0.00000000	0.00000000	0.00000000	2.08333348	1,000.00000000
E	08161NAY3	1,000.00000000	0.00000000	2.08333314	0.00000000	0.00000000	0.00000000	0.00000000	2.08333314	1,000.00000000
F	08161NBA4	1,000.00000000	0.00000000	1.84130752	0.00000000	0.00000000	0.00000000	0.00000000	1.84130752	1,000.00000000
G	08161NBC0	1,000.00000000	0.00000000	1.84130781	0.00000000	0.00000000	0.00000000	0.00000000	1.84130781	1,000.00000000
H	08161NBE6	1,000.00000000	0.00000000	2.48958898	(0.64828168)	0.12399565	0.00000000	0.00000000	2.48958898	1,000.00000000
R	08161NBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	08161NBH9	998.24987877	0.05541897	3.10615660	(0.02025959)	0.00387454	0.00000000	0.00000000	3.16157558	998.19445979

Notional Certificates
X-A	08161NAG2	997.83935355	0.00000000	0.86942080	0.00000000	0.00000000	0.00000000	0.00000000	0.86942080	997.77093499
X-B	08161NAL1	1,000.00000000	0.00000000	0.25127847	0.00000000	0.00000000	0.00000000	0.00000000	0.25127847	1,000.00000000
X-D	08161NAN7	1,000.00000000	0.00000000	1.00797397	0.00000000	0.00000000	0.00000000	0.00000000	1.00797397	1,000.00000000
X-F	08161NAQ0	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08161NAS6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08161NAU1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/22 - 10/30/22	30	0.00	4,973.50	0.00	4,973.50	0.00	0.00	0.00	4,973.50	0.00
A-2	10/01/22 - 10/30/22	30	0.00	24,218.37	0.00	24,218.37	0.00	0.00	0.00	24,218.37	0.00
A-3	10/01/22 - 10/30/22	30	0.00	84,251.06	0.00	84,251.06	0.00	0.00	0.00	84,251.06	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	22,050.00	0.00	22,050.00	0.00	0.00	0.00	22,050.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	457,285.83	0.00	457,285.83	0.00	0.00	0.00	457,285.83	0.00
A-5	10/01/22 - 10/30/22	30	0.00	709,318.27	0.00	709,318.27	0.00	0.00	0.00	709,318.27	0.00
X-A	10/01/22 - 10/30/22	30	0.00	601,512.26	0.00	601,512.26	0.00	0.00	0.00	601,512.26	0.00
X-B	10/01/22 - 10/30/22	30	0.00	17,706.84	0.00	17,706.84	0.00	0.00	0.00	17,706.84	0.00
X-D	10/01/22 - 10/30/22	30	0.00	40,895.52	0.00	40,895.52	0.00	0.00	0.00	40,895.52	0.00
X-F	10/01/22 - 10/30/22	30	0.00	20,018.75	0.00	20,018.75	0.00	0.00	0.00	20,018.75	0.00
X-G	10/01/22 - 10/30/22	30	0.00	10,676.25	0.00	10,676.25	0.00	0.00	0.00	10,676.25	0.00
X-H	10/01/22 - 10/30/22	30	0.00	33,366.09	0.00	33,366.09	0.00	0.00	0.00	33,366.09	0.00
A-M	10/01/22 - 10/30/22	30	0.00	230,502.93	0.00	230,502.93	0.00	0.00	0.00	230,502.93	0.00
B	10/01/22 - 10/30/22	30	0.00	96,076.65	0.00	96,076.65	0.00	0.00	0.00	96,076.65	0.00
C	10/01/22 - 10/30/22	30	0.00	104,051.66	0.00	104,051.66	0.00	0.00	0.00	104,051.66	0.00
D	10/01/22 - 10/30/22	30	0.00	48,935.42	0.00	48,935.42	0.00	0.00	0.00	48,935.42	0.00
E	10/01/22 - 10/30/22	30	0.00	35,589.58	0.00	35,589.58	0.00	0.00	0.00	35,589.58	0.00
F	10/01/22 - 10/30/22	30	0.00	29,488.54	0.00	29,488.54	0.00	0.00	0.00	29,488.54	0.00
G	10/01/22 - 10/30/22	30	0.00	15,726.61	0.00	15,726.61	0.00	0.00	0.00	15,726.61	0.00
H	10/01/22 - 10/30/22	30	20,614.30	49,149.78	0.00	49,149.78	(17,304.50)	0.00	0.00	66,454.28	3,309.80
VRR Interest	10/01/22 - 10/30/22	30	1,084.95	138,726.50	0.00	138,726.50	(910.77)	0.00	0.00	139,637.27	174.18
Totals			21,699.25	2,774,520.41	0.00	2,774,520.41	(18,215.27)	0.00	0.00	2,792,735.68	3,483.98

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,842,562.69	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,786,239.51	Master Servicing Fee	3,233.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,615.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.43
ARD Interest	0.00	Operating Advisor Fee	1,483.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,786,239.51	Total Fees	11,719.12

Principal		Expenses/Reimbursements
Scheduled Principal	49,827.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(18,215.27)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	49,827.01	Total Expenses/Reimbursements	(18,215.27)

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,792,735.68
Borrower Option Extension Fees	0.00	Principal Distribution	49,827.01
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,842,562.69
Total Funds Collected	2,836,066.52	Total Funds Distributed	2,836,066.54
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	897,523,343.98	897,523,343.98	Beginning Certificate Balance	897,523,343.41
(-) Scheduled Principal Collections	49,827.01	49,827.01	(-) Principal Distributions	49,827.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	897,473,516.97	897,473,516.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,523,343.98	897,523,343.98	Ending Certificate Balance	897,473,516.40
Ending Actual Collateral Balance	897,473,516.97	897,473,516.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP
	7,499,999 or less	7	40,395,000.00	4.50%	86	4.0210	3.075454	1.49 or less	4	111,200,000.00	12.39%	86	3.9732	0.344811
7,500,000 to 14,999,999		5	51,983,651.83	5.79%	73	3.8529	2.535008	1.50 to 1.74	4	125,226,651.83	13.95%	86	3.7485	1.674487
15,000,000 to 24,999,999		8	159,299,865.14	17.75%	86	3.4049	3.314291	1.75 to 2.49	9	283,134,865.14	31.55%	78	3.8355	2.132436
25,000,000 to 49,999,999		13	466,690,000.00	52.00%	82	3.5594	2.539845	2.50 to 3.49	7	125,775,000.00	14.01%	85	3.5358	2.761962
	50,000,000 or greater	3	165,000,000.00	18.38%	86	3.7266	2.099697	3.50 and greater	12	238,032,000.00	26.52%	85	3.1055	4.690808
	Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816	Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP
							Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP
California	3	85,000,000.00	9.47%	85	3.1605	2.534059
							Industrial	34	90,140,000.00	10.04%	86	3.5510	3.023501
Florida	1	7,395,000.00	0.82%	86	3.6800	3.510000
							Lodging	5	105,576,516.97	11.76%	86	3.5712	4.422807
Georgia	1	36,200,000.00	4.03%	86	4.3150	1.340000
							Mixed Use	2	80,000,000.00	8.91%	85	3.2384	2.344375
Illinois	9	122,717,193.62	13.67%	73	4.0182	2.252766
							Multi-Family	4	102,800,000.00	11.45%	86	4.0355	1.376089
Indiana	21	29,166,536.23	3.25%	85	3.2310	3.990000
							Office	7	238,032,000.00	26.52%	79	3.5301	2.572249
Michigan	1	3,725,000.00	0.42%	85	4.0100	3.030000
							Other	1	9,590,000.00	1.07%	86	3.7100	2.210000
Mississippi	1	2,500,000.00	0.28%	85	4.0600	3.340000
							Retail	18	242,055,000.01	26.97%	83	3.5987	2.342048
Missouri	1	2,150,000.00	0.24%	85	4.0600	3.340000
							Self Storage	5	15,175,000.00	1.69%	85	4.1598	3.089143
Nevada	1	60,000,000.00	6.69%	85	3.1702	5.870000
							Totals	77	897,473,516.97	100.00%	83	3.6050	2.615816
New York	10	332,900,000.00	37.09%	85	3.4254	2.343611

North Carolina	4	57,979,865.14	6.46%	75	3.9120	2.409248

Ohio	4	15,266,944.75	1.70%	86	3.5319	2.871885

Oregon	1	14,137,000.00	1.58%	85	3.5500	3.730000

Pennsylvania	8	18,550,000.01	2.07%	85	3.7594	2.674609

South Carolina	3	13,300,000.00	1.48%	86	4.1898	2.001880

Texas	2	25,825,000.00	2.88%	87	3.9279	1.592207

Washington	2	52,766,651.83	5.88%	86	3.9287	1.992068

Wisconsin	3	3,789,325.40	0.42%	85	3.2310	3.990000

Totals	77	897,473,516.97	100.00%	83	3.6050	2.615816

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP
	2.9999% or less	5	125,000,000.00	13.93%	85	2.8260	3.995200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	7	215,000,000.00	23.96%	85	3.3026	3.781860	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	14	387,462,000.00	43.17%	82	3.7585	1.777224	25 months to 36 months	36	883,368,516.97	98.43%	83	3.6011	2.621498
	4.0000% or greater	10	155,906,516.97	17.37%	82	4.2431	2.018144	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP	Defeased	1	14,105,000.00	1.57%	85	3.8500	NAP
	81 months or less	2	53,630,000.00	5.98%	44	3.9327	1.790000	Interest Only	28	782,917,000.00	87.24%	83	3.5275	2.700597
82 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	34	829,738,516.97	92.45%	86	3.5797	2.675241	82 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816	85 months or more	8	100,451,516.97	11.19%	86	4.1746	2.005000
								Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	87,250,000.00	9.72%	85	3.4242	3.355645				None
	Totals	37	897,473,516.97	100.00%	83	3.6050	2.615816

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30504545	RT	New York	NY	Actual/360	3.530%	197,581.94	0.00	0.00	N/A	01/06/30	--	65,000,000.00	65,000,000.00	11/06/22
2A2-C2	30317609	LO	Las Vegas	NV	Actual/360	3.170%	81,895.62	0.00	0.00	N/A	12/05/29	--	30,000,000.00	30,000,000.00	11/05/22
2A3-C2	30317610				Actual/360	3.170%	81,895.62	0.00	0.00	N/A	12/05/29	--	30,000,000.00	30,000,000.00	11/05/22
3	30504618	RT	Brooklyn	NY	Actual/360	3.359%	144,615.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	11/01/22
4	30504501	OF	Downers Grove	IL	Actual/360	4.350%	187,291.67	0.00	0.00	N/A	12/01/29	--	50,000,000.00	50,000,000.00	11/01/22
5	30504636	IN	Redmond	WA	Actual/360	3.870%	150,429.05	0.00	0.00	N/A	01/01/30	--	45,140,000.00	45,140,000.00	11/01/22
6A-1-2-A	30504834	OF	San Francisco	CA	Actual/360	2.589%	66,882.50	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	11/06/22
6A-1-4	30504836				Actual/360	2.589%	33,441.25	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	11/06/22
7A2-C-1-B	30317611	OF	New York	NY	Actual/360	2.990%	57,931.25	0.00	0.00	N/A	12/06/29	--	22,500,000.00	22,500,000.00	11/06/22
7A3-C-1-B	30317612				Actual/360	2.990%	57,931.25	0.00	0.00	N/A	12/06/29	--	22,500,000.00	22,500,000.00	11/06/22
8A2-1	30317580	IN	Various	Various	Actual/360	3.231%	83,467.50	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	11/06/22
8A3-1	30317582				Actual/360	3.231%	41,733.75	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	11/06/22
9	30317613	MU	New York	NY	Actual/360	3.486%	135,082.50	0.00	0.00	N/A	12/08/29	--	45,000,000.00	45,000,000.00	11/08/22
10	30504818	OF	Chicago	IL	Actual/360	3.900%	144,408.33	0.00	0.00	N/A	12/01/26	--	43,000,000.00	43,000,000.00	11/01/22
11	30504385	RT	Various	Various	Actual/360	3.630%	132,066.46	0.00	0.00	N/A	12/06/29	--	42,250,000.00	42,250,000.00	11/06/22
12	30317614	MF	Atlanta	GA	Actual/360	4.315%	134,508.14	0.00	0.00	N/A	01/06/30	--	36,200,000.00	36,200,000.00	11/06/22
13	30504681	MU	New York	NY	Actual/360	2.920%	88,005.56	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	11/06/22
14	30317615	MF	Brooklyn	NY	Actual/360	3.788%	114,155.26	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	11/06/22
15	30504767	OF	San Francisco	CA	Actual/360	3.780%	109,042.50	0.00	0.00	N/A	01/01/30	--	33,500,000.00	33,500,000.00	11/01/22
16	30504797	MF	Brooklyn	NY	Actual/360	3.990%	108,572.33	0.00	0.00	N/A	01/06/30	--	31,600,000.00	31,600,000.00	11/06/22
17	30504807	LO	Asheville	NC	Actual/360	4.100%	88,222.37	38,375.60	0.00	N/A	02/01/30	--	24,988,240.74	24,949,865.14	11/01/22
18	30504812	RT	Long Grove	IL	Actual/360	3.740%	75,199.97	0.00	0.00	N/A	02/06/30	--	23,350,000.00	23,350,000.00	11/06/22
19	30317616	RT	Houston	TX	Actual/360	3.870%	69,982.50	0.00	0.00	N/A	02/06/30	--	21,000,000.00	21,000,000.00	11/06/22
20	30504635	RT	Brooklyn	NY	Actual/360	3.310%	42,754.17	0.00	0.00	N/A	01/01/30	--	15,000,000.00	15,000,000.00	11/01/22
21	30504396	OF	Salem	OR	Actual/360	3.550%	43,216.02	0.00	0.00	N/A	12/01/29	--	14,137,000.00	14,137,000.00	11/01/22
22	30504398	IN	Salem	OR	Actual/360	3.850%	46,761.99	0.00	0.00	N/A	12/01/29	--	14,105,000.00	14,105,000.00	11/01/22
23	30504465	RT	Charlotte	NC	Actual/360	4.065%	37,209.43	0.00	0.00	N/A	12/01/24	--	10,630,000.00	10,630,000.00	11/01/22
24	30317617	RT	Various	PA	Actual/360	3.870%	33,325.00	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30504734	98	Cleveland Heights	OH	Actual/360	3.710%	30,637.39	0.00	0.00	N/A	01/01/30	--	9,590,000.00	9,590,000.00	11/01/22
26	30504466	LO	Spokane	WA	Actual/360	4.276%	28,124.34	11,451.41	0.00	N/A	12/01/29	--	7,638,103.24	7,626,651.83	11/01/22
27	30504689	OF	West Palm Beach	FL	Actual/360	3.680%	23,433.93	0.00	0.00	N/A	01/06/30	--	7,395,000.00	7,395,000.00	11/06/22
28	30504714	SS	Various	SC	Actual/360	4.310%	25,237.44	0.00	0.00	N/A	01/06/30	--	6,800,000.00	6,800,000.00	11/06/22
29	30317618	LO	Laguna Beach	CA	Actual/360	3.924%	21,963.50	0.00	0.00	N/A	12/06/29	--	6,500,000.00	6,500,000.00	11/06/22
30	30317619	LO	Florence	SC	Actual/360	4.064%	22,747.11	0.00	0.00	N/A	01/06/30	--	6,500,000.00	6,500,000.00	11/06/22
31	30504790	RT	Argyle	TX	Actual/360	4.180%	17,367.32	0.00	0.00	N/A	01/06/30	--	4,825,000.00	4,825,000.00	11/06/22
32	30504522	SS	Various	Various	Actual/360	4.060%	16,256.92	0.00	0.00	N/A	12/06/29	--	4,650,000.00	4,650,000.00	11/06/22
33	30504523	SS	Jackson	MI	Actual/360	4.010%	12,862.63	0.00	0.00	N/A	12/06/29	--	3,725,000.00	3,725,000.00	11/06/22
Totals							2,786,239.51	49,827.01	0.00				897,523,343.98	897,473,516.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,239,758.75	4,227,859.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C2	485,200,031.00	680,181,537.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-C2	485,200,031.00	680,181,537.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	46,535,149.08	46,913,507.99	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,560,423.14	9,096,557.73	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,739,246.78	3,736,695.13	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1-2-A	42,556,527.51	42,807,376.01	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1-4	42,556,527.51	42,807,376.01	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C-1-B	99,230,339.00	107,593,216.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3-C-1-B	99,230,339.00	107,593,216.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-1	17,233,922.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3-1	17,233,922.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	64,819,758.00	45,937,214.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,002,282.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,449,308.53	2,192,716.34	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,327,449.24	7,221,911.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,397,110.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(126,260.30)	(1,927,993.12)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,694,787.47	2,204,127.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,455,820.36	4,192,493.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,486,459.42	2,529,484.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,555,509.34	1,507,180.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,646,083.49	2,376,741.33	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,026,839.87	2,015,258.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	189,340.23	862,455.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	10,546,848.38	9,265,772.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	822,354.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	578,166.94	886,574.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	909,183.63	1,041,217.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	823,351.02	888,534.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,404,602.01	1,550,547.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	194,769.30	358,280.11	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	401,187.32	401,487.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	587,411.35	648,895.25	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	384,102.40	463,131.55	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,463,092,683.49	1,809,754,908.55				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605039%	3.589875%	83
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605068%	3.589905%	84
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605100%	3.589937%	85
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605130%	3.589967%	86
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605159%	3.589996%	87
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605191%	3.590028%	88
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605220%	3.590057%	89
04/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605251%	3.590089%	90
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	50,000,000.00	0	0.00	0	0.00	3.605280%	3.590118%	91
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605316%	3.590153%	92
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605344%	3.590182%	93
12/17/21	1	43,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605373%	3.590211%	94
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		10,630,000	10,630,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		43,000,000	43,000,000	0		0
> 60 Months		843,843,517	843,843,517	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	897,473,517	897,473,517	0	0	0	0
Oct-22	897,523,344	897,523,344	0	0	0	0
Sep-22	897,576,740	897,576,740	0	0	0	0
Aug-22	897,626,200	897,626,200	0	0	0	0
Jul-22	897,675,485	897,675,485	0	0	0	0
Jun-22	897,728,357	897,728,357	0	0	0	0
May-22	897,777,279	897,777,279	0	0	0	0
Apr-22	897,829,802	897,829,802	0	0	0	0
Mar-22	897,878,363	897,878,363	0	0	0	0
Feb-22	897,938,114	897,938,114	0	0	0	0
Jan-22	897,986,290	897,986,290	0	0	0	0
Dec-21	898,034,295	855,034,295	43,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30504818	43,000,000.00	43,000,000.00	375,289,826.00	10/22/19	19,134,399.00	2.01000	06/30/22	12/01/26	I/O
Totals		43,000,000.00	43,000,000.00	375,289,826.00		19,134,399.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30504818	OF	IL	11/02/21	3

"11/14/2022 - The Loan was transferred to the Special Servicer on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr.''s BK filing was made on the same date as 8 other entities, all of which appear to be under the control of

HNA of China. This loan is part of a $240.0MM first mortgage loan that is secured by the fee interest of 181 West Madison, a Class A, 50-story, 946,099 SF, located at 181 West Madison in downtown Chicago, Illinois. The $240.0MM mortgage loan consists of the two Trust Notes ($1.0MM Trust A Note & $132.1MM Trust B Note), which both in the JPMCC 2020-LOOP Trust, and the Non-Trust $106.9MM A Note, which is not part of the assets of the 2020-LOOP Trust and was contributed to three separate securitizations. The Non-Trust A Note and Trust A Note are senior in right of payment to Trust B Note. The Non-Trust A Note and Trust A Note are pari passu. The Brwr filed a BK plan and disclosure statement in

June; however, the plans anticipated auction took place in late July an d there were no bids. Brwr and Trust have reached an agreement on a BK plan for an HNA entity to remain the equity holder and secure property cashflow. Confirmation of plan was anticipated in October; however, objection filed on 10/21/2022 by ny and there were no bids. Brwr and Trust have reached an agreement on a BK plan for an HNA entity to remain the equity holder and secure property cashflow.

Confirmation of plan was anticipated in October; however, objection filed on 10/21/2022 by non-Borrower HN A entities judgment creditor has delayed confirmation hearing until November and the Loans to return to the Master Servicer will be dependent on when and how that objection can be resolved."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30504501	0.00	4.35000%	0.00	4.35000%	8	02/18/22	02/18/22	03/09/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	(18,215.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(18,215.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(18,215.27)

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Supplemental Notes
September 2022 Servicer Revision Notice
In the September Reporting, an Appraisal Reduction Amount ARA was incorrectly done on this deal, which also resulted in an ASER to be withheld.	Please be notified there is a redistribution for September to correct the reporting of the ARA and ASER amounts.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28